Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party [Line Items]
Loan term	three
Loan bears interest	6.00%
Gains or losses on crypto assets (in Dollars)		$ 0
Short-Term Payables [Member]
Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party [Line Items]
Rates borne by the borrowings		5.45%
Long-Term Loan Payables [Member]
Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party [Line Items]
Rates borne by the borrowings		5.45%
Minimum [Member] | Short-Term Payables [Member]
Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party [Line Items]
Rates borne by the borrowings	5.45%
Minimum [Member] | Long-Term Loan Payables [Member]
Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party [Line Items]
Rates borne by the borrowings	5.45%
Maximum [Member] | Short-Term Payables [Member]
Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party [Line Items]
Rates borne by the borrowings	5.67%
Maximum [Member] | Long-Term Loan Payables [Member]
Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party [Line Items]
Rates borne by the borrowings	5.67%